PROPERTY, PLANT AND EQUIPMENT (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation cost	$ 21,680	$ 5,252	$ 32,356	$ 13,009